FIXED ASSETS, NET - Schedule of Fixed Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 30,372	$ 28,467	$ 22,838
Accumulated depreciation	(19,162)	(17,749)	(12,541)
Fixed assets, net	$ 11,210	10,718	10,297
Capitalized internal use software
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		22,205	17,906
Office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		3,032	1,702
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		1,489	1,489
Furniture & fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		941	941
Other
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		$ 800	$ 800